INTERIM CONDENSED STATEMENT OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
REVENUE
Consulting fees	$ 5,600	$ 2,325
Subscription revenue	2,500	0
Revenues	8,100	2,325
OPERATING EXPENSES
Advertising & promotion	62,238	13,944
Bank charges & fees	3,199	777
Consultants & contractors	95,938	263
Exchange & listing fees	47,176	0
Interest on short-term debt	9,865	0
Investor relations & shareholder communications	67,597	0
Legal & accounting	168,077	26,429
Management fees	167,250	34,700
Meals & entertainment	4,138	268
Office & administration	9,569	798
Rent & utilities	488	351
Subscriptions & dues	1,672	493
Travel & hotel	1,794	677
Website & platform cost	35,917	827
Total operating expenses	674,918	79,527
OTHER INCOME (EXPENSE)
Accretion expense	(168,638)	0
Financing fees	(26,966)	0
Gain on extinguishment of convertible debt	36,731	0
Loss on settlement of convertible debts	(97,489)	0
Total other income (expense)	(256,362)	0
Net and comprehensive loss	$ (923,180)	$ (77,202)
BASIC AND DILUTED LOSS PER COMMON SHARE
Basic and diluted	$ (.07)	$ (0.01)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING
Basic and diluted	13,566,628	7,790,648